Document and Entity Information	May 14, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 14, 2026
Entity Registrant Name	AT&T INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-08610
Entity Tax Identification Number	43-1301883
Entity Address Address Line 1	208 S. Akard St.
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75202
City Area Code	210
Local Phone Number	821-4105
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000732717
Amendment Flag	false
Common Shares (Par Value $1.00 Per Share) [Member]
Entity Information [Line Items]
Security 12b Title	Common Shares (Par Value $1.00 Per Share)
Trading Symbol	T
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of 5.000% Perpetual Preferred Stock, Series A [Member]
Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of 5.000% Perpetual Preferred Stock, Series A
Trading Symbol	T PRA
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of 4.750% Perpetual Preferred Stock, Series C [Member]
Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of 4.750% Perpetual Preferred Stock, Series C
Trading Symbol	T PRC
Security Exchange Name	NYSE
AT&T Inc. 0.250% Global Notes due March 4, 2026 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 0.250% Global Notes due March 4, 2026
Trading Symbol	T 26E
Security Exchange Name	NYSE
AT&T Inc. 1.800% Global Notes due September 5, 2026 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.800% Global Notes due September 5, 2026
Trading Symbol	T 26D
Security Exchange Name	NYSE
AT&T Inc. 2.900% Global Notes due December 4, 2026 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.900% Global Notes due December 4, 2026
Trading Symbol	T 26A
Security Exchange Name	NYSE
AT&T Inc. Floating Rate Global Notes due September 16, 2027 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. Floating Rate Global Notes due September 16, 2027
Trading Symbol	T 27C
Security Exchange Name	NYSE
AT&T Inc. 1.600% Global Notes due May 19, 2028 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.600% Global Notes due May 19, 2028
Trading Symbol	T 28C
Security Exchange Name	NYSE
AT&T Inc. 2.350% Global Notes due September 5, 2029 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.350% Global Notes due September 5, 2029
Trading Symbol	T 29D
Security Exchange Name	NYSE
AT&T Inc. 4.375% Global Notes due September 14, 2029 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.375% Global Notes due September 14, 2029
Trading Symbol	T 29B
Security Exchange Name	NYSE
AT&T Inc. 2.600% Global Notes due December 17, 2029 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.600% Global Notes due December 17, 2029
Trading Symbol	T 29A
Security Exchange Name	NYSE
AT&T Inc. 0.800% Global Notes due March 4, 2030 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 0.800% Global Notes due March 4, 2030
Trading Symbol	T 30B
Security Exchange Name	NYSE
AT&T Inc. 3.150% Global Notes due June 1, 2030 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.150% Global Notes due June 1, 2030
Trading Symbol	T 30C
Security Exchange Name	NYSE
AT&T Inc. 3.950% Global Notes due April 30, 2031 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.950% Global Notes due April 30, 2031
Trading Symbol	T 31F
Security Exchange Name	NYSE
AT&T Inc. 2.050% Global Notes due May 19, 2032 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.050% Global Notes due May 19, 2032
Trading Symbol	T 32A
Security Exchange Name	NYSE
AT&T Inc. 3.550% Global Notes due December 17, 2032 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.550% Global Notes due December 17, 2032
Trading Symbol	T 32
Security Exchange Name	NYSE
AT&T Inc. 3.600% Global Notes due June 1, 2033 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.600% Global Notes due June 1, 2033
Trading Symbol	T 33A
Security Exchange Name	NYSE
AT&T Inc. 5.200% Global Notes due November 18, 2033 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 5.200% Global Notes due November 18, 2033
Trading Symbol	T 33
Security Exchange Name	NYSE
AT&T Inc. 3.375% Global Notes due March 15, 2034 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.375% Global Notes due March 15, 2034
Trading Symbol	T 34
Security Exchange Name	NYSE
AT&T Inc. 4.300% Global Notes due November 18, 2034 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.300% Global Notes due November 18, 2034
Trading Symbol	T 34C
Security Exchange Name	NYSE
AT&T Inc. 2.450% Global Notes due March 15, 2035 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.450% Global Notes due March 15, 2035
Trading Symbol	T 35
Security Exchange Name	NYSE
AT&T Inc. 3.150% Global Notes due September 4, 2036 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.150% Global Notes due September 4, 2036
Trading Symbol	T 36A
Security Exchange Name	NYSE
AT&T Inc. 4.050% Global Notes due June 1, 2037 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.050% Global Notes due June 1, 2037
Trading Symbol	T 37B
Security Exchange Name	NYSE
AT&T Inc. 2.600% Global Notes due May 19, 2038 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.600% Global Notes due May 19, 2038
Trading Symbol	T 38C
Security Exchange Name	NYSE
AT&T Inc. 1.800% Global Notes due September 14, 2039 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.800% Global Notes due September 14, 2039
Trading Symbol	T 39B
Security Exchange Name	NYSE
AT&T Inc. 7.000% Global Notes due April 30, 2040 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 7.000% Global Notes due April 30, 2040
Trading Symbol	T 40
Security Exchange Name	NYSE
AT&T Inc. 4.250% Global Notes due June 1, 2043 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.250% Global Notes due June 1, 2043
Trading Symbol	T 43
Security Exchange Name	NYSE
AT&T Inc. 4.875% Global Notes due June 1, 2044 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.875% Global Notes due June 1, 2044
Trading Symbol	T 44
Security Exchange Name	NYSE
AT&T Inc. 4.000% Global Notes due June 1, 2049 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.000% Global Notes due June 1, 2049
Trading Symbol	T 49A
Security Exchange Name	NYSE
AT&T Inc. 4.250% Global Notes due March 1, 2050 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.250% Global Notes due March 1, 2050
Trading Symbol	T 50
Security Exchange Name	NYSE
AT&T Inc. 3.750% Global Notes due September 1, 2050 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.750% Global Notes due September 1, 2050
Trading Symbol	T 50A
Security Exchange Name	NYSE
AT&T Inc. 5.350% Global Notes due November 1, 2066 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 5.350% Global Notes due November 1, 2066
Trading Symbol	TBB
Security Exchange Name	NYSE